EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
EQUITY METHOD INVESTMENTS [Abstract]
Schedule of participation in investments recorded using the equity method
As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2014	2013
CalPetro Tankers (Bahamas I) Limited	—%	100%
CalPetro Tankers (Bahamas II) Limited	—%	100%
CalPetro Tankers (IOM) Limited	—%	100%
VLCC Chartering Ltd	50%	—%
Frontline 2012 Ltd.	5.6%	5.4%

Summarized balance sheet information of significant subsidiaries
Summarized financial statements of Frontline 2012 are as follows:

(in thousands of $)	2014	2013
Current assets	417,985	480,177
Non current assets	2,083,783	1,193,803
Current liabilities	232,877	108,852
Non current liabilities	821,541	501,971

Summarized statement of operations information of significant subsidiaries

(in thousands of $)	2014	2013	2012
Operating revenues	275,258	133,900	140,849
Net operating income	46,731	65,755	25,673
Net income	84,511	69,499	8,055

Summarized balance sheet information of equity method investees
Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2014	2013
Current assets	—	15,457
Non current assets	—	5,132
Current liabilities	—	9,981
Non current liabilities	—	9,525

Summarized statement of operations information of equity method investees

(in thousands of $)	2014	2013	2012
Net operating revenues	931	1,651	2,473
Net operating income	691	1,353	2,155
Net loss	(585)	(538)	(544)